Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Warrant Activities

The summary of warrant activities for the years ended December 31, 2025 and 2024 were as follows:

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years
Warrants Exercisable as of December 31, 2023	-	-	-
Warrants Granted	302	960	-
Warrants Exercised	131	960	-
Warrants Expired	-	-	-

Warrants Outstanding as of December 31, 2024	171	$960	4.30
Warrants Exercisable as of December 31, 2024	-	-	-
Warrants Granted	-	-	-
Warrants Exercised	151	960	-
Warrants Expired	-	-	-

Warrants Outstanding as of December 31, 2025*	20	960	3.30
Warrants Exercisable as of December 31, 2025*	20	$960	3.30

*	Giving retroactive effect to the 200 to 1 reverse share split on January 26, 2026.